INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 643,136,945		$ 804,332,315
Land		63,678,550		80,926,445
Other assets		76,114,588		95,869,177
Total Assets		782,930,083		981,127,937
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		545,481,456		695,075,698
Accounts payable and accrued expenses		25,743,415		34,451,133
Other liabilities		80,982,365		102,740,402
Liabilities		652,207,236		832,267,233
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	$ 107,587,290	107,587,290	$ 126,874,565	126,874,565
Other partners		23,135,557		21,986,139
Partners Capital		130,722,847		148,860,704
Liabilities and Stockholders Equity		782,930,083		981,127,937
Series Twenty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		3,625,211		7,618,706
Land		310,538		599,606
Other assets		1,305,760		1,664,413
Total Assets		5,241,509		9,882,725
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		4,932,946		9,608,148
Accounts payable and accrued expenses		145,582		329,159
Other liabilities		166,750		1,700,962
Liabilities		5,245,278		11,638,269
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(411,541)	(411,541)	(1,664,860)	(1,664,860)
Other partners		407,772		(90,684)
Partners Capital		(3,769)		(1,755,544)
Liabilities and Stockholders Equity		5,241,509		9,882,725
Series Twenty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		6,543,920		6,797,230
Land		1,464,660		1,464,660
Other assets		932,379		952,337
Total Assets		8,940,959		9,214,227
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		8,323,171		8,521,356
Accounts payable and accrued expenses		90,011		179,419
Other liabilities		2,429,437		2,440,457
Liabilities		10,842,619		11,141,232
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(2,424,056)	(2,424,056)	(2,415,187)	(2,415,187)
Other partners		522,396		488,182
Partners Capital		(1,901,660)		(1,927,005)
Liabilities and Stockholders Equity		8,940,959		9,214,227
Series Twenty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		6,858,694		9,721,998
Land		782,898		1,344,018
Other assets		1,696,904		1,964,231
Total Assets		9,338,496		13,030,247
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		8,506,421		11,309,139
Accounts payable and accrued expenses		168,965		637,925
Other liabilities		1,209,500		1,055,528
Liabilities		9,884,886		13,002,592
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,013,018)	(1,013,018)	(692,188)	(692,188)
Other partners		466,628		719,843
Partners Capital		(546,390)		27,655
Liabilities and Stockholders Equity		9,338,496		13,030,247
Series Twenty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		14,991,634		19,251,212
Land		1,283,705		1,783,889
Other assets		4,500,833		4,399,562
Total Assets		20,776,172		25,434,663
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		13,062,557		16,321,731
Accounts payable and accrued expenses		419,421		4,039,613
Other liabilities		5,674,416		2,446,675
Liabilities		19,156,394		22,808,019
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,871,845	3,871,845	3,820,799	3,820,799
Other partners		(2,252,067)		(1,194,155)
Partners Capital		1,619,778		2,626,644
Liabilities and Stockholders Equity		20,776,172		25,434,663
Series Twenty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		3,832,071		5,598,176
Land		636,838		878,838
Other assets		639,350		825,223
Total Assets		5,108,259		7,302,237
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		5,408,937		6,832,986
Accounts payable and accrued expenses		129,339		145,054
Other liabilities		231,749		587,433
Liabilities		5,770,025		7,565,473
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(782,295)	(782,295)	(498,053)	(498,053)
Other partners		120,529		234,817
Partners Capital		(661,766)		(263,236)
Liabilities and Stockholders Equity		5,108,259		7,302,237
Series Twenty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		3,242,898		5,858,313
Land		203,400		467,216
Other assets		935,602		1,144,296
Total Assets		4,381,900		7,469,825
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		3,398,445		4,894,842
Accounts payable and accrued expenses		75,252		76,433
Other liabilities		28,929		47,680
Liabilities		3,502,626		5,018,955
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,046,884	1,046,884	2,742,786	2,742,786
Other partners		(167,610)		(291,916)
Partners Capital		879,274		2,450,870
Liabilities and Stockholders Equity		4,381,900		7,469,825
Series Twenty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		11,024,782		20,816,786
Land		782,964		2,065,095
Other assets		1,609,839		3,147,651
Total Assets		13,417,585		26,029,532
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		13,905,526		22,267,879
Accounts payable and accrued expenses		1,381,537		1,630,172
Other liabilities		1,204,536		2,463,351
Liabilities		16,491,599		26,361,402
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(2,496,727)	(2,496,727)	(892,719)	(892,719)
Other partners		(577,287)		560,849
Partners Capital		(3,074,014)		(331,870)
Liabilities and Stockholders Equity		13,417,585		26,029,532
Series Twenty Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		18,101,607		27,102,078
Land		2,571,668		3,322,343
Other assets		2,321,795		3,457,512
Total Assets		22,995,070		33,881,933
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		15,948,349		24,935,837
Accounts payable and accrued expenses		575,840		742,660
Other liabilities		2,764,831		5,726,429
Liabilities		19,289,020		31,404,926
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,906,454	1,906,454	1,785,975	1,785,975
Other partners		1,799,596		691,032
Partners Capital		3,706,050		2,477,007
Liabilities and Stockholders Equity		22,995,070		33,881,933
Series Twenty Eight [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		12,132,948		31,466,642
Land		878,622		3,621,484
Other assets		1,439,956		3,997,916
Total Assets		14,451,526		39,086,042
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		13,090,094		25,796,598
Accounts payable and accrued expenses		388,547		1,453,624
Other liabilities		930,687		2,659,578
Liabilities		14,409,328		29,909,800
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,290,831	1,290,831	10,988,809	10,988,809
Other partners		(1,248,633)		(1,812,567)
Partners Capital		42,198		9,176,242
Liabilities and Stockholders Equity		14,451,526		39,086,042
Series Twenty Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		15,511,573		30,182,087
Land		971,827		2,304,757
Other assets		1,705,197		4,409,048
Total Assets		18,188,597		36,895,892
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		12,646,411		31,239,682
Accounts payable and accrued expenses		1,087,589		1,548,536
Other liabilities		2,769,167		6,097,567
Liabilities		16,503,167		38,885,785
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	390,272	390,272	(1,863,320)	(1,863,320)
Other partners		1,295,158		(126,573)
Partners Capital		1,685,430		(1,989,893)
Liabilities and Stockholders Equity		18,188,597		36,895,892
Series Thirty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		14,314,945		20,404,092
Land		900,248		1,352,199
Other assets		1,466,368		2,160,619
Total Assets		16,681,561		23,916,910
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		10,346,223		15,459,775
Accounts payable and accrued expenses		998,836		1,081,455
Other liabilities		1,828,521		2,599,052
Liabilities		13,173,580		19,140,282
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,727,888	1,727,888	2,934,488	2,934,488
Other partners		1,780,093		1,842,140
Partners Capital		3,507,981		4,776,628
Liabilities and Stockholders Equity		16,681,561		23,916,910
Series Thirty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		21,655,860		35,608,336
Land		1,740,577		3,396,946
Other assets		3,030,456		6,338,410
Total Assets		26,426,893		45,343,692
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		20,062,618		39,688,783
Accounts payable and accrued expenses		613,701		1,106,942
Other liabilities		1,077,309		4,006,594
Liabilities		21,753,628		44,802,319
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,184,747	5,184,747	2,869,144	2,869,144
Other partners		(511,482)		(2,327,771)
Partners Capital		4,673,265		541,373
Liabilities and Stockholders Equity		26,426,893		45,343,692
Series Thirty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		25,918,816		33,741,875
Land		1,976,640		2,860,802
Other assets		3,049,127		4,245,903
Total Assets		30,944,583		40,848,580
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		18,852,353		23,703,737
Accounts payable and accrued expenses		2,727,780		2,774,361
Other liabilities		1,827,768		3,393,544
Liabilities		23,407,901		29,871,642
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,095,596	5,095,596	7,350,065	7,350,065
Other partners		2,441,086		3,626,873
Partners Capital		7,536,682		10,976,938
Liabilities and Stockholders Equity		30,944,583		40,848,580
Series Thirty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		18,707,898		31,950,307
Land		1,715,582		3,784,552
Other assets		1,581,953		2,724,574
Total Assets		22,005,433		38,459,433
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		9,868,952		24,765,295
Accounts payable and accrued expenses		528,672		1,068,581
Other liabilities		981,258		2,423,976
Liabilities		11,378,882		28,257,852
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,554,365	5,554,365	6,123,123	6,123,123
Other partners		5,072,186		4,078,458
Partners Capital		10,626,551		10,201,581
Liabilities and Stockholders Equity		22,005,433		38,459,433
Series Thirty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		14,281,390		33,437,658
Land		1,414,016		4,280,809
Other assets		2,002,710		4,066,426
Total Assets		17,698,116		41,784,893
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		8,731,816		33,133,023
Accounts payable and accrued expenses		459,165		1,383,505
Other liabilities		3,023,947		5,207,301
Liabilities		12,214,928		39,723,829
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,322,902	5,322,902	4,201,872	4,201,872
Other partners		160,286		(2,140,808)
Partners Capital		5,483,188		2,061,064
Liabilities and Stockholders Equity		17,698,116		41,784,893
Series Thirty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		29,065,571		33,687,421
Land		3,257,482		3,572,523
Other assets		3,087,417		3,225,731
Total Assets		35,410,470		40,485,675
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		19,034,538		21,047,359
Accounts payable and accrued expenses		1,138,581		1,053,812
Other liabilities		7,681,564		7,923,562
Liabilities		27,854,683		30,024,733
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,405,551	5,405,551	7,847,853	7,847,853
Other partners		2,150,236		2,613,089
Partners Capital		7,555,787		10,460,942
Liabilities and Stockholders Equity		35,410,470		40,485,675
Series Thirty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		21,881,907		23,352,582
Land		2,013,180		2,013,180
Other assets		3,134,697		3,054,336
Total Assets		27,029,784		28,420,098
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		16,606,099		16,988,083
Accounts payable and accrued expenses		1,885,310		1,684,855
Other liabilities		698,641		726,794
Liabilities		19,190,050		19,399,732
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	4,903,680	4,903,680	5,473,823	5,473,823
Other partners		2,936,054		3,546,543
Partners Capital		7,839,734		9,020,366
Liabilities and Stockholders Equity		27,029,784		28,420,098
Series Thirty Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		23,225,624		30,680,540
Land		1,625,738		2,423,561
Other assets		2,122,745		3,153,869
Total Assets		26,974,107		36,257,970
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		18,102,339		27,503,623
Accounts payable and accrued expenses		2,242,617		2,567,356
Other liabilities		5,906,849		6,209,057
Liabilities		26,251,805		36,280,036
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,334,153	1,334,153	1,441,918	1,441,918
Other partners		(611,851)		(1,463,984)
Partners Capital		722,302		(22,066)
Liabilities and Stockholders Equity		26,974,107		36,257,970
Series Thirty Eight [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		20,086,965		21,174,700
Land		1,581,706		1,581,706
Other assets		2,310,351		2,263,552
Total Assets		23,979,022		25,019,958
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		16,380,916		16,706,809
Accounts payable and accrued expenses		226,126		240,064
Other liabilities		2,851,697		2,719,890
Liabilities		19,458,739		19,666,763
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	6,204,189	6,204,189	6,631,361	6,631,361
Other partners		(1,683,906)		(1,278,166)
Partners Capital		4,520,283		5,353,195
Liabilities and Stockholders Equity		23,979,022		25,019,958
Series Thirty Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		16,091,929		17,030,411
Land		1,238,488		1,238,488
Other assets		1,849,657		1,848,616
Total Assets		19,180,074		20,117,515
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		12,920,594		13,180,160
Accounts payable and accrued expenses		328,139		341,876
Other liabilities		3,036,787		2,931,884
Liabilities		16,285,520		16,453,920
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,253,385	3,253,385	3,757,809	3,757,809
Other partners		(358,831)		(94,214)
Partners Capital		2,894,554		3,663,595
Liabilities and Stockholders Equity		19,180,074		20,117,515
Series Forty [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		49,669,979		52,009,241
Land		5,081,041		5,081,041
Other assets		4,338,332		4,514,209
Total Assets		59,089,352		61,604,491
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		44,624,113		44,835,269
Accounts payable and accrued expenses		1,510,347		1,667,029
Other liabilities		5,714,179		6,319,795
Liabilities		51,848,639		52,822,093
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	8,356,441	8,356,441	9,156,562	9,156,562
Other partners		(1,115,728)		(374,164)
Partners Capital		7,240,713		8,782,398
Liabilities and Stockholders Equity		59,089,352		61,604,491
Series Forty One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		60,088,438		62,749,098
Land		7,916,005		7,916,005
Other assets		6,109,616		6,419,595
Total Assets		74,114,059		77,084,698
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		58,323,909		59,205,981
Accounts payable and accrued expenses		1,502,484		1,482,716
Other liabilities		4,420,076		6,264,564
Liabilities		64,246,469		66,953,261
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	4,073,466	4,073,466	4,521,445	4,521,445
Other partners		5,794,124		5,609,992
Partners Capital		9,867,590		10,131,437
Liabilities and Stockholders Equity		74,114,059		77,084,698
Series Forty Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		50,330,678		54,155,724
Land		6,817,765		7,059,765
Other assets		5,917,513		6,402,555
Total Assets		63,065,956		67,618,044
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		44,002,008		46,084,051
Accounts payable and accrued expenses		2,864,402		2,745,285
Other liabilities		4,190,623		5,776,778
Liabilities		51,057,033		54,606,114
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	7,479,858	7,479,858	7,912,993	7,912,993
Other partners		4,529,065		5,098,937
Partners Capital		12,008,923		13,011,930
Liabilities and Stockholders Equity		63,065,956		67,618,044
Series Forty Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		54,324,753		56,978,000
Land		6,704,151		6,704,151
Other assets		5,091,670		5,412,878
Total Assets		66,120,574		69,095,029
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		46,572,599		47,780,026
Accounts payable and accrued expenses		1,825,301		1,743,541
Other liabilities		5,807,116		6,746,944
Liabilities		54,205,016		56,270,511
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	10,520,640	10,520,640	10,970,591	10,970,591
Other partners		1,394,918		1,853,927
Partners Capital		11,915,558		12,824,518
Liabilities and Stockholders Equity		66,120,574		69,095,029
Series Forty Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		38,754,799		40,573,656
Land		3,130,916		3,130,916
Other assets		3,719,161		3,902,028
Total Assets		45,604,876		47,606,600
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		40,439,227		41,159,992
Accounts payable and accrued expenses		760,173		676,387
Other liabilities		6,223,095		6,607,924
Liabilities		47,422,495		48,444,303
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,667,416	2,667,416	3,290,114	3,290,114
Other partners		(4,485,035)		(4,127,817)
Partners Capital		(1,817,619)		(837,703)
Liabilities and Stockholders Equity		45,604,876		47,606,600
Series Forty Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		49,851,218		51,826,015
Land		4,314,836		4,314,836
Other assets		6,456,454		6,284,278
Total Assets		60,622,508		62,425,129
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		36,837,677		37,037,554
Accounts payable and accrued expenses		1,224,404		1,431,634
Other liabilities		5,049,307		4,603,925
Liabilities		43,111,388		43,073,113
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	15,456,129	15,456,129	16,350,030	16,350,030
Other partners		2,054,991		3,001,986
Partners Capital		17,511,120		19,352,016
Liabilities and Stockholders Equity		60,622,508		62,425,129
Series Forty Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		39,020,837		40,559,431
Land		2,363,059		2,363,059
Other assets		3,758,746		3,889,409
Total Assets		45,142,642		46,811,899
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		24,552,618		25,067,980
Accounts payable and accrued expenses		445,294		619,139
Other liabilities		3,253,626		3,053,158
Liabilities		28,251,538		28,740,277
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	$ 13,668,235	13,668,235	$ 14,729,332	14,729,332
Other partners		3,222,869		3,342,290
Partners Capital		16,891,104		18,071,622
Liabilities and Stockholders Equity		$ 45,142,642		$ 46,811,899